Inventory	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Inventory
Note 5 — Inventory
Inventory consists primarily of finished goods, raw materials and work in process, which are recorded at the lower of cost or net realizable value, which approximates first-in,
first-out
(“FIFO”) cost. The Company periodically reviews its inventory for slow-moving, damaged and discontinued items and writes down such items identified to their net recoverable amounts
The Company’s inventory consisted of the following as of September 30, 2021 and December 31, 2020, respectively (in thousands):

	September 30, 2021	December 31, 2020
Finished goods	$3,338	$1,351
Raw materials	2,788	2,277
Work in process	2,684	2,359
Tooling	363	338

Total	$9,173	$6,325

Note 5 — Inventory
Inventory consists primarily of finished goods, raw materials and work in process, which are recorded at the lower of cost or net realizable value, which approximates first-in,
first-out
(“FIFO”) cost. The Company periodically reviews its inventory for slow-moving, damaged and discontinued items and writes down such items identified to their net recoverable amounts.

The Company’s inventory consisted of the following at December 31, 2020 and 2019, respectively (in thousands):

	December 31, 2020	December 31, 2019
Finished goods	$1,351	$352
Raw materials	2,277	1,272
Work in process	2,359	73
Tooling	338	—

Total	$6,325	$1,697